Superannuation commitments - Asset allocation (Details)	Sep. 30, 2023	Sep. 30, 2022
Australia
Superannuation commitments
Cash	5.00%	5.00%
Equity instruments	43.00%	42.00%
Debt instruments	26.00%	29.00%
Property	8.00%	11.00%
Other assets	18.00%	13.00%
Total	100.00%	100.00%
Overseas
Superannuation commitments
Cash	3.00%	3.00%
Equity instruments	8.00%	8.00%
Debt instruments	7.00%	7.00%
Property	1.00%	1.00%
Other assets	81.00%	81.00%
Total	100.00%	100.00%